Intangible assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Intangible assets
Purchase price	¥ 41,797
Deferred tax liabilities	8,522			$ 1,306
Amortization expense	4,829	¥ 78	¥ 71
Estimated amortization expenses 2021	7,062
Estimated amortization expenses 2022	7,062
Estimated amortization expenses 2023	7,062
Estimated amortization expenses 2024	7,077
Estimated amortization expenses five and thereafter	¥ 31,766